Fees Summary	Nov. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,089,000
Previously Paid Amount	0.00
Total Fee Amount	319.83
Total Offset Amount	0.00
Net Fee	319.83
Narrative - Max Aggregate Offering Price	$ 2,089,000
Final Prospectus	true